Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis

As of December 31, 2021 and 2022, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value	Significant Other Observable Inputs (Level 2)
		RMB	RMB
2021	Short-term investments	160,467	160,467
2021	Long-term investments	52,212	52,212
2022	Short-term investments	282,230	282,230
2022	Long-term investments	15,780	15,780

Schedule of Assets Measured at Fair Value on Non-recurring Basis

The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2020, 2021 and 2022:

Years ended December 31,	Description	Fair Value	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2020	Property and equipment	—	—	6,449
2020	Equity investments without readily determinable fair value	—	—	3,500
2021	Equity investments without readily determinable fair value	—	—	16,500
2022	Equity method investments	—	—	12,186
2022	Goodwill	—	—	1,819,926
2022	Intangible assets - Non-Compete Commitment	—	—	14,733
2022	Intangible assets - technology/platform	2,000	2,000	6,217
2022	Intangible assets - brand names	20,000	20,000	185,975
2022	Deferred cost	16,659	16,659	70,406

Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Machinery	3-15 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3 years
Motor vehicle	4 years
Software	3-5 years

Schedule of Identifiable Intangible Assets	The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

Schedule of Net Product and Service Revenues by Revenue Streams and Geographical Location

For the year ended December 31, 2020, 2021 and 2022, the disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net online product revenue	3,927,486	6,220,037	6,697,557
Net product revenue from offline channels	316,537	434,856	1,979,115
Net product revenue	4,244,023	6,654,893	8,676,672
Net service revenue for PJT marketplace	276,721	516,155	638,334
Net service revenue for Paipai marketplace	304,965	520,944	474,010
Net service revenue from other channels	32,490	88,283	80,408
Net service revenue	614,176	1,125,382	1,192,752

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Mainland China	4,080,229	6,285,247	8,014,495
Hong Kong	145,641	339,616	659,277
Others	18,153	30,030	2,900
Net product revenue	4,244,023	6,654,893	8,676,672
Mainland China	611,975	1,123,351	1,191,924
Hong Kong	2,201	2,031	826
Others	—	—	2
Net service revenue	614,176	1,125,382	1,192,752